Mineral Stream Interests - Schedule of Mineral Stream Interests (Parenthetical) (Detail) - Accumulated impairment [member] - USD ($) $ in Millions	Jun. 30, 2023	Dec. 31, 2022
Gold interests [member] | Sudbury [member]
Disclosure Of Mineral Stream Interests [line items]
Cumulative impairment charges	$ 120	$ 120
Silver interests [member] | Pascua-Lama [member]
Disclosure Of Mineral Stream Interests [line items]
Cumulative impairment charges	$ 338	$ 338